Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share, reserved for issuance pursuant to the 2020 Equity Incentive Plan
Amount Registered | shares	2,666,470
Proposed Maximum Offering Price per Unit	1.55
Maximum Aggregate Offering Price	$ 4,133,028.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 570.77
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall cover any additional shares of the Registrant's common stock that become issuable under the 2020 Equity Incentive Plan (the "2020 Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. (2) Represents an automatic annual increase on January 1, 2026 equal to 5% of the total number of shares of the Registrant's common stock outstanding on December 31 of the preceding year, which annual increase is provided for in the 2020 Plan. (3) Estimated in accordance with Rule 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $1.55 per share, which represents the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on March 4, 2026.